GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL
Schedule of changes in goodwill related to continuing operations

The changes in goodwill related to continuing operations were as follows (in thousands):

Balance at December 31, 2013:
Goodwill (excluding impairment charges)	$ 13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2013	7,489

Balance at December 31, 2014:
Goodwill (excluding impairment charges)	13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2014	7,489

Balance at December 31, 2015:
Goodwill (excluding impairment charges)	13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2015	$ 7,489